Convertible notes (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
		Apr. 19, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Loan face amount			$ 1,149
Convertible Notes [Member]
Short-term Debt [Line Items]
Loan face amount			1,149
Payments of debt issuance costs			106
Convertible notes measured at fair value			2,169
Total principal amount converted			$ 35
Total shares issued from conversion of debt			51,511
Convertible Notes [Member] | LG Capital Funding, LLC [Member]
Short-term Debt [Line Items]
Loan face amount			$ 231
Issuance date			Jun. 10, 2015
Maturity date			Jun. 10, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes [Member] | JSJ Investments INC [Member]
Short-term Debt [Line Items]
Loan face amount			$ 150
Issuance date			Jun. 03, 2015
Maturity date	[2]		Dec. 03, 2015
Interest rate			12.00%
Conversion discount rate	[1]		43.00%
Cash redemption premium			150.00%
Convertible Notes [Member] | Crown Bridge Partner, LLC [Member]
Short-term Debt [Line Items]
Loan face amount			$ 46
Issuance date			Sep. 11, 2015
Maturity date	[2]		Aug. 25, 2016
Interest rate			5.00%
Conversion discount rate	[1]		42.00%
Convertible Notes [Member] | Service Trading Company, LLC [Member]
Short-term Debt [Line Items]
Loan face amount			$ 105
Issuance date			Jun. 11, 2015
Maturity date			Jun. 11, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes [Member] | Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Loan face amount			$ 158
Issuance date			Jun. 11, 2015
Maturity date			Jun. 11, 2016
Interest rate			8.00%
Conversion discount rate	[1]		35.00%
Convertible Notes [Member] | Vis Vires Group, INC [Member]
Short-term Debt [Line Items]
Loan face amount			$ 159
Issuance date			Jun. 10, 2015
Maturity date			Mar. 15, 2016
Interest rate			8.00%
Conversion discount rate	[1]		39.00%
Convertible Notes [Member] | Black Forest Capital, LLC [Member]
Short-term Debt [Line Items]
Loan face amount			$ 300
Issuance date			Jul. 17, 2015
Maturity date			Jul. 17, 2016
Interest rate			12.00%
Conversion discount rate	[1]		42.00%
Convertible Notes [Member] | Subsequent Events [Member]
Short-term Debt [Line Items]
Total principal amount converted		$ 1,149
Total shares issued from conversion of debt		1,394,936

[1]	The rate is the discount to the lowest closing bid price of the Company’s ordinary shares for the 10 or 20 days prior to the date of conversion or execution of the convertible note agreements, as the case may be.
[2]	At any time before, on and after the maturity date, this note has a cash redemption premium of 150%.